Prospectus Supplement

International Bond

Supplement dated August 26, 2003 * Prospectus dated May 1, 2003
                                   (Investor Class and Advisor Class)

The following replaces the Index information in the table on page 4 of the
Investor Class prospectus.

                                                                                          Life of
  For the calendar year ended December 31, 2002          1 year    5 years    10 years    Class(1)
  ----------------------------------------------------------------------------------------------------
  Fund Benchmark(2)                                      25.26%    5.76%      6.94%       6.40%
    (reflects no deduction for fees, expenses or taxes)

  J.P. Morgan Global Traded
  Government Bond Index                                  19.37%    5.81%      6.65%       6.46%
    (reflects no deduction for fees, expenses or taxes)
  ----------------------------------------------------------------------------------------------------

  (1) The inception date for the fund is January 7, 1992. Only a fund with performance history for less than 10 years shows after-tax returns for the life of class.

  (2) From December 31, 1991, the date closest to class's inception for which data is available, to December 31, 1997, the benchmark was the J.P. Morgan
      ECU-Weighted European Index. Since January 1, 1998, the benchmark has been the J.P. Morgan Global Traded Government Index (excluding the U.S. and with
      Japan weighted at 15%).

The following replaces the Index information in the table on page 4 of the
Advisor Class prospectus.

  For the calendar year ended December 31, 2002           1 year     Life of Class(1)
  -------------------------------------------------------------------------------------
  Fund Benchmark(2)                                       25.26%     3.05%(3)
   (reflects no deduction for fees, expenses or taxes)

  J.P. Morgan Global Traded Government Bond Index         19.37%     3.60%(3)
   (reflects no deduction for fees, expenses or taxes)
  -------------------------------------------------------------------------------------

  (1) The inception date for the Advisor Class of the fund is October 27, 1998.

  (2) The Fund Benchmark is the J.P. Morgan Global Traded Government Bond Index
      (excluding the U.S. and with Japan weighted at 15%).

  (3) Since October 31, 1998, the date closest to the class's inception for which data is available.

SH-SPL-35746   0308